Expense Example - FidelityLeveragedCompanyStockFund-KPRO - FidelityLeveragedCompanyStockFund-KPRO - Fidelity Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund - Class K	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810